UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.2%
	COMMUNICATIONS – 5.4%
8,094	Comcast Corp. - Class A	$505,147
11,969	Tribune Media Co. - Class A	604,315
21,318	Twenty-First Century Fox, Inc. - Class B	714,579
		1,824,041
	CONSUMER DISCRETIONARY – 8.0%
9,208	Bed Bath & Beyond, Inc.*	600,638
20,407	H&R Block, Inc.	679,349
12,811	Harley-Davidson, Inc.	746,881
12,724	Ross Stores, Inc.	676,408
		2,703,276
	CONSUMER STAPLES – 14.0%
8,368	Core-Mark Holding Co., Inc.	531,954
19,055	CST Brands, Inc.	721,803
8,642	CVS Health Corp.	971,966
8,698	JM Smucker Co.	971,480
14,821	Mondelez International, Inc. - Class A	668,872
8,876	PepsiCo, Inc.	855,202
		4,721,277
	ENERGY – 6.4%
10,066	Carrizo Oil & Gas, Inc.*	383,817
7,599	Chevron Corp.	672,359
9,188	Delek U.S. Holdings, Inc.	327,736
10,477	Gulfport Energy Corp.*	343,227
3,395	Pioneer Natural Resources Co.	430,384
		2,157,523
	FINANCIALS – 25.4%
31,763	Allied World Assurance Co. Holdings A.G.	1,342,304
11,980	American Express Co.	911,199
10,540	American International Group, Inc.	675,825
7,075	Berkshire Hathaway, Inc. - Class B*	1,009,885
8,510	Capital One Financial Corp.	691,863
10,095	CIT Group, Inc.	474,869
4,189	Enstar Group Ltd.*	670,198
26,738	FNF Group	1,045,188
12,090	JPMorgan Chase & Co.	828,528
24,488	Loews Corp.	933,238
		8,583,097
	HEALTH CARE – 14.5%
23,600	Brookdale Senior Living, Inc.*	781,868
10,902	Gilead Sciences, Inc.	1,284,910
5,060	Johnson & Johnson	507,063

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
11,050	Medtronic PLC	$866,209
5,720	Thermo Fisher Scientific, Inc.	798,111
5,592	UnitedHealth Group, Inc.	678,869
		4,917,030
	INDUSTRIALS – 13.3%
13,881	CSX Corp.	434,198
15,895	Oshkosh Corp.	580,803
6,179	Raytheon Co.	674,067
16,637	TE Connectivity Ltd.	1,013,526
8,791	Union Pacific Corp.	857,914
4,011	W.W. Grainger, Inc.	917,356
		4,477,864
	MATERIALS – 2.0%
17,084	H.B. Fuller Co.	684,385

	TECHNOLOGY – 7.2%
30,124	CDW Corp.	1,082,355
17,424	Microsoft Corp.	813,701
19,303	TeleTech Holdings, Inc.	523,690
		2,419,746
	TOTAL COMMON STOCKS (Cost $28,341,933)	32,488,239

	SHORT-TERM INVESTMENTS – 3.2%
1,097,232	Fidelity Institutional Money Market Fund, 0.11%[1]	1,097,232

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,097,232)	1,097,232

	TOTAL INVESTMENTS – 99.4% (Cost $29,439,165)	33,585,471
	Other Assets in Excess of Liabilities – 0.6%	196,529

	TOTAL NET ASSETS – 100.0%	$33,782,000

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.6%
	AUSTRIA – 1.2%
12,645	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	$436,136

	BERMUDA – 1.1%
215,381	GP Investments Ltd.*	410,759

	BRAZIL – 7.8%
144,812	Banco ABC Brasil S.A.	437,312
145,280	BM&FBovespa S.A.	442,968
551,665	Brasil Brokers Participacoes S.A.	335,124
165,499	Duratex S.A.	336,412
311,424	MRV Engenharia e Participacoes S.A.	700,340
300,649	QGEP Participacoes S.A.	558,448
		2,810,604
	BRITISH VIRGIN – 1.2%
549,401	Symphony International Holdings Ltd.	423,753

	CHILE – 1.5%
1,525,439	Ripley Corp. S.A.	520,600

	CHINA – 4.2%
1,180,000	China Communications Services Corp. Ltd. - Class H	534,252
783,280	China Lesso Group Holdings Ltd.	613,839
632,000	CPMC Holdings Ltd.	348,108
		1,496,199
	COLOMBIA – 1.2%
48,455	Bancolombia S.A.	437,777

	HONG KONG – 13.3%
86,048	China Cord Blood Corp.*	476,706
1,565,575	Dah Chong Hong Holdings Ltd.	693,253
340,326	Digital China Holdings Ltd.	337,626
1,634,426	Emperor Entertainment Hotel Ltd.	366,846
1,505,598	Emperor International Holdings Ltd.	318,277
924,439	Far East Consortium International Ltd.	430,482
7,411,447	REXLot Holdings Ltd.	377,633
1,010,663	VST Holdings Ltd.	345,479
946,738	WH Group Ltd.* 1	606,404
866,899	Xinyi Glass Holdings Ltd.	454,579
107,323	Yue Yuen Industrial Holdings Ltd.	348,869
		4,756,154
	INDONESIA – 2.6%
1,361,935	Bank Danamon Indonesia Tbk P.T.	422,816
25,214,453	Panin Financial Tbk P.T.*	508,476
		931,292

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	LUXEMBOURG – 0.6%
26,070	Adecoagro S.A.*	$225,505

	MALAYSIA – 2.6%
978,700	Media Prima Bhd	340,351
902,900	Supermax Corp. Bhd	580,764
		921,115
	MEXICO – 4.2%
319,508	Concentradora Hipotecaria SAPI de C.V. - REIT	535,207
1,360,471	Consorcio ARA S.A.B. de C.V.*	549,677
151,298	Grupo Simec S.A.B. de C.V.*	433,071
		1,517,955
	PANAMA – 1.3%
16,619	Banco Latinoamericano de Comercio Exterior S.A. - Class E	457,355

	PERU – 1.0%
222,778	Cementos Pacasmayo S.A.A.	346,113

	PHILIPPINES – 1.5%
5,099,900	Metro Pacific Investments Corp.	540,867

	ROMANIA – 1.4%
2,509,035	Fondul Proprietatea S.A.*	509,433

	SINGAPORE – 2.6%
507,000	Ascendas India Trust	345,539
1,854,900	Golden Agri-Resources Ltd.	425,901
17,204	Kulicke & Soffa Industries, Inc.*	179,094
		950,534
	SOUTH AFRICA – 4.0%
290,540	Group Five Ltd.	539,726
39,089	Investec PLC	357,070
1,072,652	KAP Industrial Holdings Ltd.	527,410
		1,424,206
	SOUTH KOREA – 14.8%
43,386	Bixolon Co., Ltd.	533,538
75,747	DGB Financial Group, Inc.	726,796
2,058	Dongwon Industries Co., Ltd.	643,081
4,872	Fila Korea Ltd.	426,766
49,473	Hankook Tire Worldwide Co., Ltd.	740,647
21,031	KT Corp.*	549,521
66,383	Kwangju Bank*	431,117
5,610	Samsung SDI Co., Ltd.	411,939
38,765	SL Corp.	509,979

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
27,183	Tongyang Life Insurance	$353,607
		5,326,991
	TAIWAN – 13.0%
59,818	Asustek Computer, Inc.	540,599
737,208	China Life Insurance Co., Ltd.	743,484
32,797	ChipMOS TECHNOLOGIES Bermuda Ltd.	539,839
711,108	King's Town Bank Co., Ltd.	594,906
121,000	Radiant Opto-Electronics Corp.	360,494
336,989	Ruentex Industries Ltd.	705,845
673,908	Teco Electric and Machinery Co., Ltd.	529,290
600,953	Tong Yang Industry Co., Ltd.	640,383
		4,654,840
	THAILAND – 3.3%
109,000	Bangkok Bank PCL	513,079
968,200	Sri Trang Agro-Industry PCL	332,058
937,300	TRUE Telecommunication Growth Infrastructure Fund	337,742
		1,182,879
	TURKEY – 3.2%
669,618	Turkiye Sinai Kalkinma Bankasi A.S.	421,402
313,136	Turkiye Sise ve Cam Fabrikalari A.S.	353,692
50,085	Yazicilar Holding A.S. - Class A	358,900
		1,133,994
	UNITED ARAB EMIRATES – 4.5%
42,561	Dragon Oil PLC	487,152
154,293	Emaar Properties PJSC	330,788
354,433	Ras Al Khaimah Ceramics	340,103
231,831	Union National Bank PJSC	444,694
		1,602,737
	UNITED KINGDOM – 1.5%
173,945	Stock Spirits Group PLC	530,337

	TOTAL COMMON STOCKS (Cost $36,612,805)	33,548,135

	RIGHTS – 0.0%
	Banco ABC Brasil S.A.
3,863	Exercise Price: $8.84, Expiration Date: August 4, 2015*	—

	TOTAL RIGHTS (Cost $—)	—

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 8.2%
2,959,514	Fidelity Institutional Money Market Fund, 0.11%[2]	$2,959,514

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,959,514)	2,959,514

	TOTAL INVESTMENTS – 101.8% (Cost $39,572,319)	36,507,649
	Liabilities in Excess of Other Assets – (1.8)%	(630,397)

	TOTAL NET ASSETS – 100.0%	$35,877,252

PCL – Public Company Limited
PJSC – Private Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $606,404.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	AUSTRALIA – 1.3%
19,616	GrainCorp Ltd. - Class A	$127,740
51,300	Orora Ltd.	87,271
		215,011
	AUSTRIA – 1.5%
7,383	BUWOG A.G.*	148,848
2,867	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	98,885
		247,733
	BERMUDA – 0.7%
698	Enstar Group Ltd.*	111,673

	BRAZIL – 0.8%
55,924	MRV Engenharia e Participacoes S.A.	125,764

	FRANCE – 2.8%
1,173	Cie Generale des Etablissements Michelin	114,828
5,234	Engie	100,380
2,133	Total S.A.	105,253
1,092	Wendel S.A.	145,404
		465,865
	GERMANY – 2.2%
2,322	Rheinmetall A.G.	126,383
4,053	Talanx A.G.	129,558
581	Volkswagen A.G.	116,538
		372,479
	HONG KONG – 1.5%
250,263	Dah Chong Hong Holdings Ltd.	110,819
221,322	WH Group Ltd.*1	141,761
		252,580
	IRELAND – 2.0%
1,935	Medtronic PLC	151,685
5,823	Smurfit Kappa Group PLC	175,121
		326,806
	ITALY – 0.7%
6,714	Buzzi Unicem S.p.A.	114,623

	JAPAN – 11.9%
21,000	Chiyoda Corp.	169,218
15,000	Chugoku Marine Paints Ltd.	108,580

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
24,100	Mitsubishi UFJ Financial Group, Inc.	$175,378
77,500	Mizuho Financial Group, Inc.	168,990
23,100	Resona Holdings, Inc.	126,997
5,500	Ryosan Co., Ltd.	142,081
1,900	Secom Co., Ltd.	127,825
63,000	Shinsei Bank Ltd.	137,640
6,300	Ship Healthcare Holdings, Inc.	133,515
20,500	SKY Perfect JSAT Holdings, Inc.	102,905
4,500	Sumitomo Mitsui Financial Group, Inc.	202,923
3,600	Tokio Marine Holdings, Inc.	149,915
1,800	Toyota Industries Corp.	99,641
5,600	Yamaha Corp.	131,801
		1,977,409
	LUXEMBOURG – 0.7%
12,231	ArcelorMittal	110,324

	NETHERLANDS – 2.2%
5,968	Delta Lloyd N.V.	105,956
2,434	Koninklijke DSM N.V.	138,913
4,287	Royal Dutch Shell PLC - A Shares	122,870
		367,739
	NORWAY – 1.8%
41,717	Austevoll Seafood A.S.A.	216,937
17,277	Petroleum Geo-Services A.S.A.	78,668
		295,605
	SINGAPORE – 0.6%
407,900	Golden Agri-Resources Ltd.	93,657

	SOUTH KOREA – 1.9%
12,259	DGB Financial Group, Inc.	117,626
903	Hyundai Motor Co.	115,033
1,172	Samsung SDI Co., Ltd.	86,059
		318,718
	SPAIN – 0.8%
6,896	Ebro Foods S.A.	137,551

	SWEDEN – 1.5%
6,933	Industrivarden A.B. - C Shares	130,940
3,258	Investor A.B. - B Shares	125,607
		256,547

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND – 7.4%
6,479	Allied World Assurance Co. Holdings A.G.	$273,803
983	Baloise Holding A.G.	125,243
410	Bucher Industries A.G.	99,953
6,234	GAM Holding A.G.*	130,860
1,301	Novartis A.G.	134,997
375	Syngenta A.G.	154,489
3,180	TE Connectivity Ltd.	193,726
405	Zurich Insurance Group A.G.*	123,326
		1,236,397
	TAIWAN – 2.2%
12,000	Asustek Computer, Inc.	108,449
122,961	China Life Insurance Co., Ltd.	124,008
60,764	Ruentex Industries Ltd.	127,274
		359,731
	THAILAND – 0.7%
23,400	Bangkok Bank PCL	110,147

	UNITED ARAB EMIRATES – 1.0%
15,119	Dragon Oil PLC	173,052

	UNITED KINGDOM – 5.9%
11,043	Bovis Homes Group PLC	196,706
16,045	CNH Industrial N.V.	144,003
13,061	HSBC Holdings PLC	117,963
6,814	Kennedy Wilson Europe Real Estate PLC	121,830
24,351	Kingfisher PLC	137,159
3,099	Unilever PLC - ADR	140,478
45,276	WM Morrison Supermarkets PLC	128,829
		986,968
	UNITED STATES – 45.2%
4,280	Allison Transmission Holdings, Inc.	124,890
4,730	Ally Financial, Inc.*	107,702
3,585	American Capital Ltd.*	46,999
1,740	American Express Co.	132,344
2,565	American International Group, Inc.	164,468
1,775	Analogic Corp.	142,976
2,069	Bed Bath & Beyond, Inc.*	134,961
1,183	Berkshire Hathaway, Inc. - Class B*	168,861
1,615	BOK Financial Corp.	107,333
3,620	Brookdale Senior Living, Inc.*	119,931
715	Capital One Financial Corp.	58,129
3,233	Capital Southwest Corp.	158,773

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,189	Carrizo Oil & Gas, Inc.*	$83,467
4,317	CDW Corp.	155,110
1,314	Chevron Corp.	116,263
1,333	CIT Group, Inc.	62,704
3,711	CNO Financial Group, Inc.	66,204
2,863	Comcast Corp. - Class A	178,680
2,388	Core-Mark Holding Co., Inc.	151,805
6,956	CST Brands, Inc.	263,493
3,735	CSX Corp.	116,831
1,625	CVS Health Corp.	182,764
2,170	Delek U.S. Holdings, Inc.	77,404
1,715	Encore Wire Corp.	58,876
6,340	FNF Group	247,831
2,685	Gilead Sciences, Inc.	316,454
3,576	Gulfport Energy Corp.*	117,150
5,689	H&R Block, Inc.	189,387
2,809	H.B. Fuller Co.	112,529
1,600	Harley-Davidson, Inc.	93,280
2,570	Hawaiian Telcom Holdco, Inc.*	63,993
1,427	JM Smucker Co.	159,382
1,366	Johnson & Johnson	136,887
1,978	JPMorgan Chase & Co.	135,552
3,805	Kennedy-Wilson Holdings, Inc.	96,343
4,436	Loews Corp.	169,056
3,200	Lydall, Inc.*	95,072
1,935	Masonite International Corp.*	133,650
3,402	Microsoft Corp.	158,873
2,698	Mondelez International, Inc. - Class A	121,761
9,517	Northfield Bancorp, Inc.	143,326
1,780	Oshkosh Corp.	65,041
1,500	PepsiCo, Inc.	144,525
366	Pioneer Natural Resources Co.	46,398
1,293	Raytheon Co.	141,053
2,792	Ross Stores, Inc.	148,423
2,800	Scholastic Corp.	120,652
2,630	Tech Data Corp.*	153,408
2,504	TeleTech Holdings, Inc.	67,933
605	Thermo Fisher Scientific, Inc.	84,416
4,651	Tribune Media Co. - Class A	234,829
2,600	Twenty-First Century Fox, Inc. - Class B	87,152
1,105	Union Pacific Corp.	107,837
1,211	UnitedHealth Group, Inc.	147,015
1,035	W.W. Grainger, Inc.	236,715
970	WestRock Co.*	61,168

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
260	White Mountains Insurance Group Ltd.	$183,560
		7,501,619
	TOTAL COMMON STOCKS (Cost $15,855,755)	16,157,998

	SHORT-TERM INVESTMENTS – 2.9%
483,998	Fidelity Institutional Money Market Fund, 0.11%[2]	483,998

	TOTAL SHORT-TERM INVESTMENTS (Cost $483,998)	483,998

	TOTAL INVESTMENTS – 100.2% (Cost $16,339,753)	16,641,996
	Liabilities in Excess of Other Assets – (0.2)%	(30,850)

	TOTAL NET ASSETS – 100.0%	$16,611,146

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $141,761.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.7%
	AUSTRALIA – 2.6%
2,970	GrainCorp Ltd. - Class A	$19,341
8,333	Orora Ltd.	14,176
		33,517
	AUSTRIA – 3.4%
1,214	BUWOG A.G.*	24,475
531	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	18,315
		42,790
	BRAZIL – 1.7%
9,328	MRV Engenharia e Participacoes S.A.	20,977

	FRANCE – 5.8%
178	Cie Generale des Etablissements Michelin	17,425
901	Engie	17,280
402	Total S.A.	19,837
143	Wendel S.A.	19,041
		73,583
	GERMANY – 4.5%
319	Rheinmetall A.G.	17,363
607	Talanx A.G.	19,403
101	Volkswagen A.G.	20,259
		57,025
	HONG KONG – 3.0%
44,383	Dah Chong Hong Holdings Ltd.	19,653
28,948	WH Group Ltd.*1	18,542
		38,195
	IRELAND – 2.2%
907	Smurfit Kappa Group PLC	27,277

	ITALY – 1.3%
986	Buzzi Unicem S.p.A.	16,833

	JAPAN – 24.7%
3,000	Chiyoda Corp.	24,174
3,000	Chugoku Marine Paints Ltd.	21,716
3,600	Mitsubishi UFJ Financial Group, Inc.	26,197
12,800	Mizuho Financial Group, Inc.	27,910
3,600	Resona Holdings, Inc.	19,792
800	Ryosan Co., Ltd.	20,666
300	Secom Co., Ltd.	20,183

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
9,000	Shinsei Bank Ltd.	$19,663
1,000	Ship Healthcare Holdings, Inc.	21,193
3,800	SKY Perfect JSAT Holdings, Inc.	19,075
700	Sumitomo Mitsui Financial Group, Inc.	31,566
600	Tokio Marine Holdings, Inc.	24,986
300	Toyota Industries Corp.	16,607
800	Yamaha Corp.	18,829
		312,557
	LUXEMBOURG – 1.3%
1,864	ArcelorMittal	16,813

	NETHERLANDS – 4.6%
949	Delta Lloyd N.V.	16,848
359	Koninklijke DSM N.V.	20,489
715	Royal Dutch Shell PLC - A Shares	20,493
		57,830
	NORWAY – 3.7%
6,477	Austevoll Seafood A.S.A.	33,682
2,827	Petroleum Geo-Services A.S.A.	12,872
		46,554
	SINGAPORE – 1.2%
67,900	Golden Agri-Resources Ltd.	15,590

	SOUTH KOREA – 4.6%
1,812	DGB Financial Group, Inc.	17,386
215	Hyundai Motor Co.	27,389
177	Samsung SDI Co., Ltd.	12,997
		57,772
	SPAIN – 1.5%
976	Ebro Foods S.A.	19,468

	SWEDEN – 3.1%
1,059	Industrivarden A.B. - C Shares	20,001
510	Investor A.B. - B Shares	19,662
		39,663
	SWITZERLAND – 9.4%
167	Baloise Holding A.G.	21,277
65	Bucher Industries A.G.	15,846
1,010	GAM Holding A.G.*	21,202
194	Novartis A.G.	20,130

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
48	Syngenta A.G.	$19,775
67	Zurich Insurance Group A.G.*	20,402
		118,632
	TAIWAN – 4.3%
2,000	Asustek Computer, Inc.	18,075
19,421	China Life Insurance Co., Ltd.	19,586
8,200	Ruentex Industries Ltd.	17,176
		54,837
	THAILAND – 1.4%
3,700	Bangkok Bank PCL	17,416

	UNITED ARAB EMIRATES – 2.4%
2,608	Dragon Oil PLC	29,851

	UNITED KINGDOM – 11.0%
1,359	Bovis Homes Group PLC	24,208
2,049	CNH Industrial N.V.	18,390
2,162	HSBC Holdings PLC	19,526
1,007	Kennedy Wilson Europe Real Estate PLC	18,005
3,345	Kingfisher PLC	18,841
465	Unilever PLC - ADR	21,078
6,668	WM Morrison Supermarkets PLC	18,973
		139,021
	TOTAL COMMON STOCKS (Cost $1,240,791)	1,236,201

	SHORT-TERM INVESTMENTS – 2.7%
33,980	Fidelity Institutional Money Market Fund, 0.11%[2]	33,980

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,980)	33,980

	TOTAL INVESTMENTS – 100.4% (Cost $1,274,771)	1,270,181
	Liabilities in Excess of Other Assets – (0.4)%	(5,218)

	TOTAL NET ASSETS – 100.0%	$1,264,963

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,542.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.0%
	AUSTRALIA – 3.8%
1,326,480	Decmil Group Ltd.	$1,049,471
304,929	GrainCorp Ltd. - Class A	1,985,705
1,045,710	Orora Ltd.	1,778,953
647,788	Tassal Group Ltd.	1,779,393
		6,593,522
	AUSTRIA – 2.2%
107,606	BUWOG A.G. *	2,169,434
46,517	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	1,604,410
		3,773,844
	BELGIUM – 1.7%
21,444	Cie d'Entreprises CFE	2,861,633

	BRAZIL – 1.1%
878,590	MRV Engenharia e Participacoes S.A.	1,975,801

	CANADA – 0.3%
224,097	Genesis Land Development Corp.*	556,002

	DENMARK – 0.5%
33,431	D/S Norden A/S*	875,596

	FRANCE – 4.7%
25,634	Eurazeo S.A.	1,665,909
64,147	Saft Groupe S.A.	2,616,359
28,138	Wendel S.A.	3,746,696
		8,028,964
	GERMANY – 4.9%
61,667	DMG Mori A.G.	2,262,789
63,979	Rheinmetall A.G.	3,482,278
86,732	Talanx A.G.	2,772,471
		8,517,538
	HONG KONG – 3.6%
5,044,988	Dah Chong Hong Holdings Ltd.	2,233,974
5,503,993	Emperor Entertainment Hotel Ltd.	1,235,369
5,403,083	Emperor International Holdings Ltd.	1,142,186
30,578,017	REXLot Holdings Ltd.	1,558,030
		6,169,559
	IRELAND – 4.0%
568,784	Beazley PLC	2,994,642

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND (Continued)
128,818	Smurfit Kappa Group PLC	$3,874,076
		6,868,718
	ITALY – 1.7%
170,312	Buzzi Unicem S.p.A.	2,907,612

	JAPAN – 28.1%
104,350	Arcs Co., Ltd.	2,286,574
73,800	Azbil Corp.	1,752,639
297,150	Chiyoda Corp.	2,394,428
312,250	Chugoku Marine Paints Ltd.	2,260,281
93,800	Daiseki Co., Ltd.	1,796,068
565,000	Denki Kagaku Kogyo KK	2,349,561
53,100	Hogy Medical Co., Ltd.	2,581,283
51,200	Horiba Ltd.	1,934,854
86,900	Ibiden Co., Ltd.	1,436,714
65,800	Japan Petroleum Exploration Co., Ltd.	2,058,558
100,310	Kuroda Electric Co., Ltd.	1,913,478
84,700	Maruichi Steel Tube Ltd.	2,182,329
39,020	Matsumotokiyoshi Holdings Co., Ltd.	1,883,194
450,000	Nippon Electric Glass Co., Ltd.	2,183,534
128,211	Ryosan Co., Ltd.	3,312,061
313,000	Shindengen Electric Manufacturing Co., Ltd.	1,452,358
201,700	Shinko Plantech Co., Ltd.	1,664,354
1,182,000	Shinsei Bank Ltd.	2,582,380
167,194	Ship Healthcare Holdings, Inc.	3,543,316
469,185	SKY Perfect JSAT Holdings, Inc.	2,355,203
149,100	Star Micronics Co., Ltd.	2,282,590
336,000	Takuma Co., Ltd.	2,188,461
		48,394,218
	LUXEMBOURG – 0.7%
32,079	APERAM S.A.*	1,181,772

	MEXICO – 0.7%
427,964	Grupo Simec S.A.B. de C.V.*	1,224,993

	NETHERLANDS – 3.7%
165,461	Delta Lloyd N.V.	2,937,591
59,785	Koninklijke DSM N.V.	3,412,046
		6,349,637
	NORWAY – 4.0%
88,210	Aker A.S.A.	1,840,454
736,064	Austevoll Seafood A.S.A.	3,827,686

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
273,315	Petroleum Geo-Services A.S.A.	$1,244,494
		6,912,634
	PANAMA – 1.2%
77,467	Banco Latinoamericano de Comercio Exterior S.A. - Class E	2,131,892

	SINGAPORE – 1.1%
8,196,300	Golden Agri-Resources Ltd.	1,881,941

	SOUTH AFRICA – 1.7%
314,954	Investec PLC	2,872,258

	SOUTH KOREA – 4.2%
266,078	DGB Financial Group, Inc.	2,553,033
8,496	Dongwon Industries Co., Ltd.	2,654,820
27,645	Samsung SDI Co., Ltd.	2,029,955
		7,237,808
	SPAIN – 2.1%
184,107	Ebro Foods S.A.	3,672,293

	SWEDEN – 2.0%
128,660	Granges A.B.	851,826
132,678	Industrivarden A.B. - C Shares	2,505,825
		3,357,651
	SWITZERLAND – 6.0%
21,073	Baloise Holding A.G.	2,684,879
6,603	Bucher Industries A.G.	1,609,731
132,268	GAM Holding A.G. *	2,776,492
49,654	Pargesa Holding S.A.	3,335,461
		10,406,563
	UNITED KINGDOM – 11.0%
171,628	Bovis Homes Group PLC	3,057,171
614,736	Cambian Group PLC	2,771,784
1,207,587	Fenner PLC	3,140,782
142,196	Kennedy Wilson Europe Real Estate PLC	2,542,386
590,242	N Brown Group PLC	2,925,680
577,904	Stock Spirits Group PLC	1,761,957
1,003,540	WM Morrison Supermarkets PLC	2,855,482
		19,055,242
	TOTAL COMMON STOCKS (Cost $161,194,326)	163,807,691

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 5.0%
8,692,386	Fidelity Institutional Money Market Fund, 0.11%[1]	$8,692,386

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,692,386)	8,692,386

	TOTAL INVESTMENTS – 100.0% (Cost $169,886,712)	172,500,077
	Other Assets in Excess of Liabilities – 0.0%	6,343

	TOTAL NET ASSETS – 100.0%	$172,506,420

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.8%
	COMMUNICATIONS – 4.6%
1,950	Atlantic Tele-Network, Inc.	$137,943
1,965	Scholastic Corp.	84,672
		222,615
	CONSUMER DISCRETIONARY – 12.2%
615	Brink's Co.	19,206
3,655	Finish Line, Inc. - Class A	100,476
1,455	Masonite International Corp.*	100,497
1,420	MDC Holdings, Inc.	42,401
3,760	Potbelly Corp.*	51,286
3,020	Tech Data Corp.*	176,157
1,005	Visteon Corp.*	100,028
		590,051
	CONSUMER STAPLES – 8.1%
1,925	Core-Mark Holding Co., Inc.	122,372
5,180	CST Brands, Inc.	196,219
5,175	HRG Group, Inc.*	73,744
		392,335
	ENERGY – 6.2%
1,865	Carrizo Oil & Gas, Inc.*	71,113
1,110	Delek U.S. Holdings, Inc.	39,594
2,215	Gulfport Energy Corp.*	72,563
3,022	Sunoco LP	119,973
		303,243
	FINANCIALS – 31.7%
4,590	Alexander & Baldwin, Inc.	173,273
1,765	Allied World Assurance Co. Holdings A.G.	74,589
3,630	BankUnited, Inc.	132,568
2,915	Capital Bank Financial Corp. - Class A*	87,363
3,465	Capital Southwest Corp.	170,166
1,945	Encore Capital Group, Inc.*	83,654
860	Enstar Group Ltd.*	137,591
6,900	Investors Bancorp, Inc.	84,042
6,535	Kennedy-Wilson Holdings, Inc.	165,466
1,645	Navigators Group, Inc.*	128,606
11,285	Northfield Bancorp, Inc.	169,952
5,180	Symetra Financial Corp.	129,707
		1,536,977
	HEALTH CARE – 9.6%
3,300	Addus HomeCare Corp.*	89,562
1,860	Analogic Corp.	149,823
4,545	Capital Senior Living Corp.*	101,308

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,755	HealthSouth Corp.	$125,904
		466,597
	INDUSTRIALS – 1.6%
2,100	Oshkosh Corp.	76,734

	MATERIALS – 15.2%
980	Eagle Materials, Inc.	75,597
2,915	Encore Wire Corp.	100,072
3,155	H.B. Fuller Co.	126,389
2,905	Innophos Holdings, Inc.	149,550
5,355	Lydall, Inc.*	159,097
3,680	OM Group, Inc.	124,678
		735,383
	TECHNOLOGY – 3.6%
6,380	TeleTech Holdings, Inc.	173,089

	TOTAL COMMON STOCKS (Cost $4,281,892)	4,497,024

	SHORT-TERM INVESTMENTS – 18.7%
903,802	Fidelity Institutional Money Market Fund, 0.11%[1]	903,802

	TOTAL SHORT-TERM INVESTMENTS (Cost $903,802)	903,802

	TOTAL INVESTMENTS – 111.5% (Cost $5,185,694)	5,400,826
	Liabilities in Excess of Other Assets – (11.5)%	(554,910)

	TOTAL NET ASSETS – 100.0%	$4,845,916

LP – Limited Partnership

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 6.2%
	COMMUNICATIONS – 1.2%
4,751	BCE, Inc.	$195,456
4,373	Verizon Communications, Inc.	204,613
		400,069
	CONSUMER STAPLES – 1.4%
4,097	Altria Group, Inc.	222,795
3,429	Kraft Heinz Co.	272,502
		495,297
	ENERGY – 0.9%
3,309	ConocoPhillips	166,575
2,658	Royal Dutch Shell PLC - ADR - Class B	154,563
		321,138
	FINANCIALS – 2.7%
5,967	Blackstone Group LP	234,205
9,000	KKR & Co. LP	215,100
4,311	Oaktree Capital Group LLC	237,924
3,890	Ventas, Inc. - REIT	260,980
		948,209
	TOTAL COMMON STOCKS (Cost $1,936,978)	2,164,713

Principal Amount

	CORPORATE BONDS – 48.6%
	COMMUNICATIONS – 1.6%
$550,000	CenturyLink, Inc. 6.450%, 6/15/2021	561,000

	CONSUMER DISCRETIONARY – 1.9%
610,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	653,463

	CONSUMER STAPLES – 2.0%
700,000	CST Brands, Inc. 5.000%, 5/1/2023[1]	696,500

	ENERGY – 5.0%
500,000	QEP Resources, Inc. 6.800%, 4/1/2018	507,500
	Range Resources Corp.
300,000	6.750%, 8/1/2020[1]	310,125
225,000	5.750%, 6/1/2021[1]	227,813

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$675,000	SEACOR Holdings, Inc. 375%, 10/1/2019	$704,531
		1,749,969
	FINANCIALS – 33.4%
750,000	Allstate Corp. 5.750%, 8/15/2053[1,2]	783,750
760,000	American Express Co. 5.200%, N/A1, 2, 4	760,000
530,000	American International Group, Inc. 8.175%, 5/15/2058[1,2]	710,200
425,000	Charles Schwab Corp. 7.000%, N/A1, 2, 4	492,537
700,000	CIT Group, Inc. 5.000%, 8/1/2023	707,000
405,000	Citigroup, Inc. 5.950%, N/A1, 2, 4	401,456
600,000	General Electric Capital Corp. 7.125%, 12/29/2049[1,2]	693,750
650,000	Goldman Sachs Group, Inc. 5.700%, 12/29/2049[1,2]	656,292
500,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	563,750
380,000	Jefferies Group LLC 6.500%, 1/20/2043	380,565
900,000	JPMorgan Chase & Co. 7.900%, 12/29/2049[1,2]	949,500
660,000	Leucadia National Corp. 5.500%, 10/18/2023[1]	681,412
900,000	M&T Bank Corp. 6.450%, N/A1, 2, 4	963,000
625,000	MetLife, Inc. 6.400%, 12/15/2066[1]	693,472
450,000	Morgan Stanley 5.550%, N/A1, 2, 4	447,750
600,000	SunTrust Banks, Inc. 5.625%, N/A1, 2, 4	603,000
700,000	Wells Fargo & Co. 7.980%, 3/29/2049[1,2]	758,625
295,000	Weyerhaeuser Co. 7.950%, 3/15/2025	372,105
		11,618,164

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY – 2.0%
$710,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	$705,115

	UTILITIES – 2.7%
855,000	Southern California Edison Co. 6.250%, 8/29/2049[1,2]	943,706

	TOTAL CORPORATE BONDS (Cost $16,795,215)	16,927,917

Number of Shares

	MUTUAL FUNDS – 1.1%
27,631	PIMCO Corporate & Income Strategy Fund	378,821

	TOTAL MUTUAL FUNDS (Cost $425,694)	378,821

	PREFERRED STOCKS – 34.3%
	COMMUNICATIONS – 2.0%
	Telephone & Data Systems, Inc.
4,910	6.875%, 11/15/2015[1]	125,009
22,440	7.000%, 3/15/2016[1]	577,830
		702,839
	FINANCIALS – 31.5%
	Affiliated Managers Group, Inc.
17,810	5.250%, 10/15/2015[1]	450,593
20,000	6.375%, 8/15/2017[1]	527,800
7,410	Ally Financial, Inc. 8.500%, N/A1, 2, 4	192,882
	American Financial Group, Inc.
16,720	6.375%, 6/12/2017[1]	440,739
1,120	7.000%, 9/30/2015[1]	28,515
12,603	Associated Banc-Corp 8.000%, 9/15/2016[1]	337,004
22,396	Bank of America Corp. 6.625%, N/A1, 4	584,536
24,042	Capital One Financial Corp. 6.700%, N/A1, 4	648,894
21,000	Charles Schwab Corp. 6.000%, 9/1/2017[1]	543,480
19,160	Citigroup, Inc. 6.875%, 2/12/2019[1]	509,273
23,457	Discover Financial Services 6.500%, 12/1/2017[1]	618,092

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
3,000	Fifth Third Bancorp 6.625%, 12/31/2023[1,2]	$84,210
15,000	First Republic Bank 6.700%, N/A1, 4	391,650
7,410	GMAC Capital Trust I 8.125%, 2/15/2016[1,2]	194,364
9,570	Goldman Sachs Group, Inc. 6.500%, 11/1/2016[1]	252,744
3,712	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	115,777
22,490	HSBC USA, Inc. 6.500%, N/A1, 4	574,844
24,220	Morgan Stanley Capital Trust IV 6.250%, 4/01/2033[1]	620,759
	Navient Corp.
7,410	1.800%, 3/15/2017[2]	176,062
2,950	1.850%, 1/16/2018[2]	68,882
6,000	PNC Financial Services Group, Inc. 6.125%, 5/1/2022[1,2]	165,300
2,773	Post Properties, Inc. 8.500%, 10/1/2026[1]	186,387
17,796	PS Business Parks, Inc. 6.875%, 10/15/2015[1]	451,306
	Public Storage
29,000	6.500%, N/A1, 4	749,940
4,000	6.500%, N/A1, 4	101,800
22,260	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	599,017
4,000	U.S. Bancorp 6.000%, 4/15/2017[1,2]	107,600
20,483	Vornado Realty Trust 6.875%, 4/20/2016[1]	528,052
17,810	Wells Fargo & Co. 8.000%, 12/15/2017[1]	507,585
6,860	Zions Bancorporation 6.950%, 9/15/2023[1,2]	194,961
		10,953,048
	MATERIALS – 0.8%
10,540	CHS, Inc. 7.100%, 3/31/2024[1,2]	286,899

	TOTAL PREFERRED STOCKS (Cost $11,337,382)	11,942,786

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 9.2%
3,206,331	Fidelity Institutional Money Market Fund, 0.11%[3]	$3,206,331

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,206,331)	3,206,331

	TOTAL INVESTMENTS – 99.4% (Cost $33,701,600)	34,620,568
	Other Assets in Excess of Liabilities – 0.6%	221,178

	TOTAL NET ASSETS – 100.0%	$34,841,746

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Perpetual security. Maturity date is not applicable.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Value Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds. The Emerging Markets Opportunities Fund and Small Company Opportunities Fund are non-diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of Investments	$29,439,165	$39,608,575	$16,354,505	$1,276,638

Gross Unrealized Appreciation	$5,407,590	$1,545,188	$1,562,047	$116,867
Gross Unrealized Depreciation	(1,261,284)	(4,646,114)	(1,274,556)	(123,324)
Net Unrealized Appreciation/(Depreciation)	$4,416,306	$(3,100,926)	$287,491	$(6,457)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of Investments	$169,910,270	$5,196,292	$33,701,600

Gross Unrealized Appreciation	$18,310,816	$302,992	$1,270,030
Gross Unrealized Depreciation	(15,721,009)	(98,458)	(351,062)
Net Unrealized Appreciation/(Depreciation)	$2,589,807	$204,534	$918,968

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$32,488,239	$-	$-	$32,488,239
Short-Term Investments	1,097,232	-	-	1,097,232
Total Investments	$33,585,471	$-	$-	$33,585,471

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$340,351	$549,521	$-	$889,872
Consumer Discretionary	4,366,751	2,030,162	377,633	6,774,546
Consumer Staples	1,181,743	1,759,464	-	2,941,207
Energy	1,555,033	-	-	1,555,033
Financials	3,832,523	7,343,295	-	11,175,818
Health Care	900,459	705,845	-	1,606,304
Industrials	539,726	1,395,600	-	1,935,326
Materials	1,817,396	1,408,521	-	3,225,917
Technology	1,056,675	1,846,570	-	2,903,245
Utilities	-	540,867	-	540,867
Total Common Stocks	15,590,657	17,579,845	377,633	33,548,135
Short-Term Investments	2,959,514	-	-	2,959,514
Total Investments	$18,550,171	$17,579,845	$377,633	$36,507,649

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$685,306	$102,905	$-	$788,211
Consumer Discretionary	978,873	1,422,137	-	2,401,010
Consumer Staples	1,257,865	752,818	-	2,010,683
Energy	613,734	306,791	-	920,525
Financials	2,792,005	2,315,296	-	5,107,301
Health Care	1,099,364	395,786	-	1,495,150
Industrials	986,093	413,174	-	1,399,267
Materials	437,969	778,997	-	1,216,966
Technology	381,916	336,589	-	718,505
Utilities	-	100,380	-	100,380
Total Common Stocks	9,233,125	6,924,873	-	16,157,998
Short-Term Investments	483,998	-	-	483,998
Total Investments	$9,717,123	$6,924,873	$-	$16,641,996

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$19,075	$-	$19,075
Consumer Discretionary	20,977	219,798	-	240,775
Consumer Staples	36,668	110,006	-	146,674
Energy	29,851	53,202	-	83,053
Financials	54,256	369,362	-	423,618
Health Care	-	58,499	-	58,499
Industrials	-	58,410	-	58,410
Materials	16,813	120,266	-	137,079
Technology	-	51,738	-	51,738
Utilities	-	17,280	-	17,280
Total Common Stocks	158,565	1,077,636	-	1,236,201
Short-Term Investments	33,980	-	-	33,980
Total Investments	$192,545	$1,077,636	$-	$1,270,181

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$2,355,203	$-	$2,355,203
Consumer Discretionary	3,767,172	15,445,799	1,558,030	20,771,001
Consumer Staples	3,643,898	20,945,147	-	24,589,045
Energy	-	5,919,411	-	5,919,411
Financials	10,384,340	27,391,902	-	37,776,242
Health Care	2,771,784	6,124,599	-	8,896,383
Industrials	-	24,017,328	-	24,017,328
Materials	1,224,993	24,133,917	-	25,358,910
Technology	-	12,328,100	-	12,328,100
Utilities	-	1,796,068	-	1,796,068
Total Common Stocks	21,792,187	140,457,474	1,558,030	163,807,691
Short-Term Investments	8,692,386	-	-	8,692,386
Total Investments	$30,484,573	$140,457,474	$1,558,030	$172,500,077

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $17,579,845, $6,924,873, $1,077,636 and $140,457,474 of investment securities from Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund and International Small Cap Value Fund, respectively, were classified as Level 2.

**
The Emerging Markets Opportunities Fund and International Small Cap Value Funds each held one Level 3 security at period end, the value of such security was $377,633 and $1,558,030 for the Emerging Markets Opportunities Fund and International Small Cap Value Fund, respectively. The Global Value Fund and International All Cap Value Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, and International Small Cap Value Fund from October 31, 2014 to July 31, 2015, represented by recognizing the July 31, 2015 market value of securities:

	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund	International Small Cap Value Fund
Transfers into Level 1	$4,975,784	$454,935	$102,669	$10,803,173
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$4,975,784	$454,935	$102,669	$10,803,173

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2	(5,353,417)	(454,935)	(102,669)	(10,803,173)
Net transfers in (out) of Level 2	$(5,353,417)	$(454,935)	$(102,669)	$(10,803,173)

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Transfers into Level 3	$377,633	$-	$-	$-
Transfers out of Level 3	-	-	-	-
Net transfers in (out) of Level 3	$377,633	$-	$-	$-

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Opportunities Fund	International Small Cap Value Fund
Beginning balance October 31, 2014	$-	$-
Transfers into Level 3 during the period	377,633	-
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	-	(804,974)
Purchases	-	2,363,004
Sales	-	-
Ending balance July 31, 2015	$377,633	$1,558,030

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2015:

	Fair Value July 31, 2015	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Emerging Markets Opportunities Fund
Common Stocks	$ 377,633	Fair Value	Discount for lack of marketability	Decrease
International Small Cap Value Fund
Common Stocks	$ 1,558,030	Fair Value	Discount for lack of marketability	Decrease

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. A Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$4,497,024	$-	$-	$4,497,024
Short-Term Investments	903,802	-	-	903,802
Total Investments	$5,400,826	$-	$-	$5,400,826

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$2,164,713	$-	$-	$2,164,713
Corporate Bonds[1]	-	16,927,917		16,927,917
Mutual Funds	378,821	-	-	378,821
Preferred Stocks[1]	11,942,786	-	-	11,942,786
Total	14,486,320	16,927,917	-	31,414,237
Short-Term Investments	3,206,331	-	-	3,206,331
Total Investments	$17,692,651	$16,927,917	$-	$34,620,568

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/15